Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives (Detail)	12 Months Ended
Feb. 24, 2013
Machinery Computer Equipment and Software [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Machinery, computer equipment, service, spare parts and software	2 years
Machinery Computer Equipment and Software [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Machinery, computer equipment, service, spare parts and software	5 years
Leasehold Improvements [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Leasehold improvements	shorter of lease term or life of asset
Service and Spare Parts [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Machinery, computer equipment, service, spare parts and software	4 years